Notes payable	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Notes payable
13.	Notes payable:

December 31, 2017	Crown Note	Scotia Facility	Total
Current portion	$-	1,101,468	$1,101,468
Non-current portion	-	60,228,851	60,228,851
Total loans and borrowings	$-	61,330,319	$61,330,319

December 31, 2016	Crown Note	Scotia Facility	Total
Current portion	$-	5,791,787	$5,791,787
Non-current portion	15,208,256	22,930,518	38,138,774
Total loans and borrowings	$15,208,256	28,722,305	$43,930,561

Crown Capital Fund III Management Inc. (“Crown Note”)

On December 1, 2014, the Company entered into an agreement to borrow funds in the form of a subordinated note payable from Crown Capital Fund III Management Inc. At inception, the original amount of the note payable was CAD$22,500,000 (USD$19,863,000). The note bore interest at 12% per annum with a decrease to 10% upon repayment and performance in full of the Company’s obligations under its senior credit agreement (see Scotia Facility). Interest on the note was payable on a quarterly basis beginning March 31, 2015, with the payment of the principal scheduled for June 1, 2018. In compensation for its services, the Company paid Crown a combination of cash CAD$1,350,000 (USD$1,191,780) and shares (2,000,000 common shares) in addition to reimbursement of legal costs in relation to issuance of the note. The Crown note was subordinate to the Scotia Facility. The note was classified as an other financial liability and recorded at amortized cost.

In conjunction with an increase to the Scotia Facility in June 2017, noted below, the Company repaid in full the principal owing on the Crown Note of CAD$22,500,000 ($17,043,750), with related interest, prepayment penalties and other extinguishment costs of CAD$1,568,384 ($1,188,051). As a result of the extinguishment of the Crown Note, the Company recorded finance expense of $1,789,882 representing the difference between the carrying value of the loan at extinguishment and the consideration transferred to extinguish its financial obligations under the Crown Note.

The reconciliation of movements in borrowings to cash flows arising from financing activities are as follows:

	2017	2016
Drawings at January 1	$16,758,000	$16,256,250
Additions to note	-	-
Repayments of note	(17,043,750)	-
Effects of changes in foreign exchange rates	285,750	501,750
Drawings at December 31	$-	$16,758,000

The Bank of Nova Scotia (“Scotia Facility”)

On November 24, 2015, the Company entered into a credit facility with the Bank of Nova Scotia. The facility, which had a maturity date of April 30, 2018, provided financing of up to $55,000,000, after amendment on June 15, 2016. In conjunction with the 2016 amendment, the Company paid $390,400 in fees to the Bank of Nova Scotia and legal counsel.

On June 26, 2017, the Company amended the Scotia Facility to provide financing of up to $100,000,000 via a revolving and term facility. The amended facility has a maturity date of June 26, 2020. In conjunction with this amendment, the Company incurred fees of $445,598 As at December 31, 2017, the Company had drawn $61,700,000 on the amended facility (2016 - $29,000,000). The amendment was determined to be a substantial modification and the Company extinguished the previous Scotia facility and wrote off deferred financing costs related to the previous facility of $173,511. The Facility is repayable in full at maturity, with scheduled principal repayments on a quarterly basis beginning September 30, 2017 based on the initial principal issued under the term facility. The facility bears interest at a floating rate based on the US prime rate, LIBOR or bankers’ acceptance rates plus an applicable margin. At December 31, 2017, interest on the facility is calculated at LIBOR plus 2.50% on the revolving portion and term portion of the facility. The Facility is secured by the assets of the Company. As at December 31, 2017 the Company is required to maintain the following financial covenants in respect of the Facility:

Financial Covenant	Required Ratio
Total funded debt ratio	2.50:1.00
Fixed charge coverage ratio	1.15:1.00

The Company is in compliance with all covenants at December 31, 2017.

The consolidated minimum loan payments (principal) for all loan agreements in the future are as follows:

Minimum Principal
At December 31, 2017
Not later than one year	$1,250,000
Between one to three years	$60,450,000
Between four to five years	$-
Thereafter	$-
$61,700,000

The reconciliation of movements in borrowings to cash flows arising from financing activities are as follows:

	2017	2016
Drawings at January 1	$29,000,000	$17,000,000
Additions to long term debt	68,200,000	26,000,000
Repayments of long-term debt	(35,500,000)	(14,000,000)
Drawings at December 31	$61,700,000	$29,000,000